Other Comprehensive Income (Loss) (Tables 1)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Incomes (Loss)
Changes in Accumulated Other comprehensive income (loss)

	Gains and (losses) on cash flow hedges	Pension obligations	Foreign-currency translation adjustment	Total, before non-controlling interests	Non-controlling interests	Total
Balance January 1, 2010	$(67,008)	$(37,751)	$55,035	$(49,724)	$1,804	$(47,920)
Other comprehensive income before reclassifications	(13,421)	(26,366)	(113,379)	(153,166)	2,491	(150,675)
Amounts reclassified from Accumulated Other comprehensive income	5,625	3,220	-	8,845	-	8,845
Net current-period other comprehensive income	(7,796)	(23,146)	(113,379)	(144,321)	2,491	(141,830)
Balance December 31, 2010	$(74,804)	$(60,897)	$(58,344)	$(194,045)	$4,295	$(189,750)
Other comprehensive income before reclassifications	(62,305)	(55,713)	(179,987)	(298,005)	(1,247)	(299,252)
Amounts reclassified from Accumulated Other comprehensive income	888	5,395	-	6,283	-	6,283
Net current-period other comprehensive income	(61,417)	(50,318)	(179,987)	(291,722)	(1,247)	(292,969)
Balance December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income before reclassifications	(16,099)	(79,353)	63,982	(31,470)	(179)	(31,649)
Amounts reclassified from Accumulated Other comprehensive income	13,979	11,145	-	25,124	-	25,124
Net current-period other comprehensive income	(2,120)	(68,208)	63,982	(6,346)	(179)	(6,525)
Balance December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)

Reclassifications out of Accumulated Other comprehensive income
	2012	2011	2010	Affected Line Item in the Statement Where Net Income is Presented

Details about Accumulated Other comprehensive income Components	Amount of (Gain) or Loss Reclassified from Accumulated Other comprehensive income
(Gains) and losses on cash flow hedges
Interest rate contracts	$23,779	$5,946	$-	Interest income/expense
foreign exchange contracts	(5,414)	(4,262)	7,553	Costs of Revenue
foreign exchange contracts	582	-	-	Interest income/expense
	18,947	1,684	7,553	Total before tax
	(4,968)	(796)	(1,928)	Tax expense or benefit
	$13,979	$888	$5,625	Net of tax

Amortization of defined benefit pension items
Actuarial (gains)/losses	$18,334	$8,737	$5,313	(a)
	18,334	8,737	5,313	Total before tax
	(7,189)	(3,342)	(2,093)	Tax expense or benefit
	$11,145	$5,395	$3,220	Net of tax

Total reclassifications for the period	$25,124	$6,283	$8,845	Net of tax

(a) These Accumulated Other comprehensive income Components are included in the computation of net periodic pension cost (see pension footnote for additional details).